Segment Data (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Financial Information for Company's Segments

Distribution of products is primarily through independent distribution channels, and directly to end-users by BD and independent sales representatives. No customer accounted for 10% or more of revenues in any of the three years presented.

(Millions of dollars)	2014		2013		2012
Revenues(A)
Medical	$4,573		$4,306		$4,091
Life Sciences	3,872		3,748		3,618

Total Revenues	$8,446		$8,054		$7,708

Segment Operating Income
Medical	$1,291	(B)(C)	$1,233		$1,162
Life Sciences	861	(B)(D)	907		915

Total Segment Operating Income	2,152		2,140		2,077
Unallocated Items(E)	(630	)(B)(F)	(976	)(G)	(605)

Income From Continuing Operations Before Income Taxes	$1,522		$1,165		$1,472

Segment Assets
Medical	$4,668		$4,582		$4,245
Life Sciences	3,783		3,776		3,869

Total Segment Assets	8,451		8,357		8,114
Corporate and All Other(H)	3,997		3,792		3,247

Total Assets	$12,447		$12,149		$11,361

Capital Expenditures
Medical	$420		$354		$363
Life Sciences	155		158		114
Corporate and All Other	16		9		10

Total Capital Expenditures	$592		$522		$487

Depreciation and Amortization
Medical	$293		$259		$240
Life Sciences	251		267		254
Corporate and All Other	18		19		18

Total Depreciation and Amortization	$562		$546		$511

(A)	Intersegment revenues are not material.

(B)	Includes a $36 million charge associated with workforce reduction actions. The portions of this charge attributable to the Medical and Life Sciences segments were $21 million and $10 million, respectively. The amount of the charge attributable to corporate functions was $5 million. Additional disclosures regarding these actions are provided in Note 8.

(C)	Includes a $6 million charge associated with the decision to terminate a research and development program; the charge relates to program asset write-offs and obligations. Additionally includes $4 million of acquisition-related costs.

(D)	Includes a $20 million charge primarily resulting from the discontinuance of an instrument product development program. The charge is largely attributable to capitalized product software, but also includes a lesser amount attributable to fixed assets. Also includes an $11 million charge that resulted from the early termination of a European distributor agreement a $5 million charge due to an adjustment to the carrying amount of an asset that is being held for sale as well as $1 million of acquisition-related costs.

(E)	Includes primarily interest, net; foreign exchange; corporate expenses; and share-based compensation expense.

(F)	Includes an $8 million gain resulting from the Company’s receipt of cash proceeds from the sale of a company in which it held a small equity ownership interest.

(G)	Includes the $341 million charge associated with the unfavorable verdict returned in the antitrust and false advertising lawsuit filed against the Company by RTI as well as the $22 million charge associated with the litigation settlement related to indirect purchaser antitrust class action cases. Additional disclosures regarding these matters are provided in Note 5.

(H)	Includes cash and investments and corporate assets.

Revenues by Organizational Units

(Millions of dollars)
Revenues by Organizational Units	2014	2013	2012
Medical
Medical Surgical Systems	$2,307	$2,196	$2,105
Diabetes Care	1,037	969	911
Pharmaceutical Systems	1,229	1,142	1,074

	4,573	4,306	4,091

Life Sciences
Preanalytical Systems	1,412	1,352	1,301
Diagnostic Systems	1,301	1,294	1,237
	1,159	1,102	1,080

Biosciences	3,872	3,748	3,618

Total Revenues	$8,446	$8,054	$7,708

Revenues to Unaffiliated Customers and Long-lived Assets Including Property, Plant and Equipment

Revenues to unaffiliated customers are based upon the source of the product shipment. Long-lived assets, which include net property, plant and equipment, are based upon physical location.

(Millions of dollars)	2014	2013	2012
Revenues
United States	$3,417	$3,353	$3,288
Europe	2,733	2,512	2,379
Asia Pacific	1,121	1,006	883
Other	1,175	1,183	1,159

	$8,446	$8,054	$7,708

Long-Lived Assets
United States	$3,126	$3,251	$3,156
Europe	1,809	1,667	1,559
Asia Pacific	486	442	397
Other	555	565	624
Corporate	340	350	303

	$6,317	$6,276	$6,039